UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $37,306
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP     (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
ABBOTT LABS                        COM       002824100     2,324      46,975 SH           SOLE        NONE     46,975
BANK OF AMERICA CORPORATION        COM       060505104     1,062      62,758 SH           SOLE        NONE     62,758
BERKSHIRE HATHAWAY INC DEL         CL B      084670207       356         107 SH           SOLE        NONE        107
CAMPBELL SOUP CO                   COM       134429109     2,857      87,589 SH           SOLE        NONE     87,589
CHEVRON CORP NEW                   COM       166764100       446       6,330 SH           SOLE        NONE      6,330
COCA COLA CO                       COM       191216100       605      11,260 SH           SOLE        NONE     11,260
COMCAST CORP NEW                   CL A      20030N101       689      40,829 SH           SOLE        NONE     40,829
EXXON MOBIL CORP                   COM       30231G102    13,415     195,530 SH           SOLE        NONE    195,530
GENERAL ELECTRIC CO                COM       369604103     1,409      85,780 SH           SOLE        NONE     85,780
JPMORGAN CHASE & CO                COM       46625H100       362       8,259 SH           SOLE        NONE      8,259
JOHNSON & JOHNSON                  COM       478160104       316       5,183 SH           SOLE        NONE      5,183
METROPCS COMMUNICATIONS INC        COM       591708102     8,304     887,140 SH           SOLE        NONE    887,140
UNION PAC CORP                     COM       907818108       292       5,000 SH           SOLE        NONE      5,000
WELLS FARGO & CO NEW               COM       949746101     4,871     172,868 SH           SOLE        NONE    172,868








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